RENTAL REVENUE, RECOVERIES, COSTS AND EXPENSES - Additional Information (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
Statement [Line Items]
General and administrative expenses	$ 38,400		$ 32,203
Fair value losses on financial instruments, net	1,214	$ 1.2	3,402	$ 3.4
Foreign Currency Collar Contracts [Member]
Statement [Line Items]
Fair value losses on financial instruments, net	(2,627)	2.6	2,627	2.6
Cross Currency Interest Swaps [Member]
Statement [Line Items]
Fair value losses on financial instruments, net	1,413	$ 1.4	(5,936)	$ 5.9
COVID-19 [member]
Statement [Line Items]
General and administrative expenses	$ 100		$ 200